Revenues - Schedule of Revenues Disaggregated by the Timing of Revenue Recognition (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
Schedule of Revenues Disaggregated by the Timing of Revenue Recognition [Line Items]
Revenues	$ 13,022,316	$ 1,673,841	$ 11,980,435	$ 12,532,531
Changes in revenues	$ 1,041,881
Percentage of revenues	8.70%	8.70%
Services and Deliverables Transferred at a Point in Time [Member]
Schedule of Revenues Disaggregated by the Timing of Revenue Recognition [Line Items]
Revenues	$ 3,010,561	$ 386,967	2,030,365	2,397,398
Changes in revenues	$ 980,196
Percentage of revenues	48.30%	48.30%
Services and Deliverables Transferred Over Time [Member]
Schedule of Revenues Disaggregated by the Timing of Revenue Recognition [Line Items]
Revenues	$ 10,011,755	$ 1,286,874	$ 9,950,070	$ 10,135,133
Changes in revenues	$ 61,685
Percentage of revenues	0.60%	0.60%